CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	41,347,512	39,573,512	25,991,346
Common Stock, Shares, Outstanding	41,347,512	39,573,512	25,991,346
Series C Preferred Stock [Member]
Preferred Stock, Shares Issued	1,500,000	1,500,000	1,500,000
Preferred Stock, Shares Outstanding		1,500,000	1,500,000
Series D Preferred Stock [Member]
Preferred Stock, Shares Issued	3,800,000	3,800,000	3,800,000